UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5565

DWS Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)

Common Stocks and Warrants 100.4%
Australia 10.1%
Andean Resources Ltd.* (a)	8,745,000	14,286,946
Andean Resources Ltd.* (a)	51,300	85,836
Dragon Mountain Gold Ltd.*	3,876,746	1,701,732
Equigold NL	3,762,120	11,612,017
Kingsgate Consolidated Ltd.*	1,677,479	6,976,079
Mineral Deposits Ltd.*	4,114,500	4,218,268
Moto Goldmines Ltd.*	1,514,000	5,699,836
Newcrest Mining Ltd. (a)	430,830	13,515,427
Newcrest Mining Ltd. (a)	194,541	6,089,965
Sino Gold Mining Ltd.*	1,674,661	11,776,617

Sylvania Resources Ltd.*	3,527,600	9,072,532

(Cost $48,534,375)		85,035,255
Bermuda 2.0%
Aquarius Platinum Ltd. (Cost $15,695,354)	1,398,910	16,746,450
Canada 58.1%
Agnico-Eagle Mines Ltd.*	447,660	28,238,393
Anatolia Minerals Development Ltd.*	1,193,400	5,942,931
Aurelian Resources, Inc.*	890,500	7,095,264
AXMIN, Inc.*	2,498,400	1,841,359
Barrick Gold Corp.	1,508,564	77,843,435
Bear Creek Mining Corp.*	1,292,370	10,117,054
Detour Gold Corp.*	418,000	7,593,566
Eldorado Gold Corp.*	3,076,800	20,224,969
European Goldfields Ltd.*	666,800	4,502,668
Frontier Pacific Mining Corp.*	3,126,000	2,148,240
Gammon Gold, Inc.*	320,417	2,227,489
Goldcorp, Inc. (a)	937,965	34,911,057
Goldcorp, Inc. (a)	1,729,400	64,315,319
Great Basin Gold Ltd.*	2,433,100	7,366,789
High River Gold Mines Ltd.*	2,849,700	8,202,413
IAMGOLD Corp.	1,741,860	13,878,671
Ivanhoe Nickel & Platinum Ltd. (Warrants) "SP" 144A, Expiration Date 11/21/2008* (b)	750,000	2,730,000
Ivanhoe Nickel & Platinum Ltd. (Warrants) 144A, Expiration Date 9/24/2008* (b)	1,000,000	4,370,000
Kinross Gold Corp.*	3,173,339	70,005,935
MAG Silver Corp.*	284,300	3,808,411
Metallica Resources, Inc.*	1,307,000	6,768,986
Pelangio Mines, Inc.*	426,400	1,919,554
Red Back Mining, Inc.*	500,000	4,103,381
Shore Gold, Inc.*	1,159,800	4,216,194
Silver Wheaton Corp.* (a)	705,200	10,184,154
Silver Wheaton Corp.* (a)	1,582,700	24,357,753
Silvercorp Metals, Inc.	452,400	4,212,878
Yamana Gold, Inc. (a)	1,149,718	18,947,353
Yamana Gold, Inc. (a)	2,291,080	37,992,612

(Cost $345,270,852)		490,066,828
Papua New Guinea 6.1%
Lihir Gold Ltd.* (Cost $35,699,876)	15,554,460	51,196,179
Russia 1.8%
Polyus Gold (ADR) (Cost $14,617,023)	304,331	15,421,239
South Africa 12.3%
Anglo Platinum Ltd.	61,520	8,896,636
AngloGold Ashanti Ltd.	375,470	15,603,033
AngloGold Ashanti Ltd. (ADR)	270,000	11,223,900
Gold Fields Ltd. (ADR)	434,490	6,530,384
Impala Platinum Holdings Ltd. (ADR)	1,486,350	55,923,919
Northam Platinum Ltd.	991,400	5,865,921

(Cost $91,800,785)		104,043,793
United Kingdom 5.1%
Highland Gold Mining Ltd.*	944,500	3,577,943
Lonmin PLC	179,675	10,332,905
Randgold Resources Ltd. (ADR)	610,801	29,141,316

(Cost $28,081,515)		43,052,164

United States 4.9%
Coeur d'Alene Mines Corp.*	2,435,900	11,132,063
Golden Star Resources Ltd.*	826,600	3,284,831
Newmont Mining Corp.	503,800	27,376,492

(Cost $41,949,296)		41,793,386

Total Common Stocks and Warrants (Cost $621,649,076)		847,355,294
Cash Equivalents 0.6%
Cash Management QP Trust, 4.52% (c) (Cost $4,489,995)	4,489,995	4,489,995
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $626,139,071)	101.0	851,845,289
Other Assets and Liabilities, Net	(1.0)	(8,109,436)

Net Assets	100.0	843,735,853

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

	Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
	Ivanhoe Nickel & Platinum
	Ltd. (Warrants) "SP" 144A	November 2003	6,000,000	2,730,000	0.32
	Ivanhoe Nickel & Platinum
	Ltd. (Warrants) 144A	September 2003	6,000,000	4,370,000	0.52
	Total Restricted Securities			7,100,000	0.84

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

At January 31, 2008, the DWS Gold & Precious Metals Fund had the following Quality Distribution:
Quality Distribution (As a % of Common Stocks)
Tier breakdown of the Fund's common stocks
Tier I
Premier producing companies	46%

Tier II
Major established producers	32%

Tier III
Junior producers	8%

Tier IV
Companies with some production on in startup	6%

Tier V
Exploration companies, may have resources	8%
100%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008